VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
Par
(000's) Value
MUNICIPAL BONDS: 97.6%
Arizona : 1.8%
Arizona Industrial Development
Authority, Educational
Facility, KIPP NYC Public
Charter Schools - Macombs
Facility Project, Series A (RB)
4.00%, 07/01/31 (c) $ 400 $ 336,335
Underline
California : 30.9%
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/26 (c) 275 226,693
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
4.00%, 11/15/27 (c) 300 300,231
California Statewide
Communities Development
Authority, Cottage Health
System (RB)
5.00%, 11/01/24 (c) 300 306,836
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/31 475 495,116
El Dorado Irrigation District,
Series C (RB)
4.00%, 03/01/26 (c) 250 256,023
Golden State Tobacco
Securitization Corp.,
Enhanced Tobacco
Settlement, Series A (RB)
5.00%, 06/01/25 (c) 250 259,449
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/25 (c) 250 260,471
Regents of the University of
California Medical Center,
Series P (RB)
4.00%, 05/15/32 (c) 250 236,236
San Francisco City & County,
International Airport, Series
E (RB)
5.00%, 05/01/29 (c) 370 399,707
State of California, Various
Purpose (GO)
5.00%, 10/01/28 (c) 500 557,956
5.00%, 02/01/25 (c) 410 423,081
5.00%, 04/01/27 250 269,452
5.00%, 08/01/27 300 325,755
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/30 (c) 250 274,397
University of California, Series
BB (RB)
5.00%, 05/15/29 (c) 250 268,298
University of California, Series
BH (RB)
4.00%, 05/15/31 (c) 280 281,779
Par
(000’s) Value
California (continued)
Val Verde Unified School
District, Series A (GO) (BAM)
2.75%, 08/01/28 (c) $ 720 $ 522,489
5,663,969
Colorado : 1.4%
State of Colorado, Series A (CP)
4.00%, 12/15/31 (c) 250 249,379
Underline
Connecticut : 4.3%
State of Connecticut, Series A
(GO)
4.00%, 04/15/28 (c) 250 254,452
State of Connecticut, Special
Tax Obligation, Series A (RB)
5.00%, 08/01/25 (c) 250 259,129
State of Connecticut, Special
Tax Obligation, Series B (RB)
5.00%, 10/01/26 250 265,625
779,206
Hawaii : 2.8%
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/26 (c) 510 521,086
Underline
Massachusetts : 6.7%
City of Boston, Series A (GO)
5.00%, 11/01/32 (c) 500 600,071
Commonwealth of
Massachusetts Federal
Highway Grant Anticipation
Notes, Series A (RB)
5.00%, 06/15/24 (c) 250 253,981
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 11/01/24 360 368,247
1,222,299
Michigan : 1.3%
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/29 (c) 250 234,601
Underline
Nevada : 1.3%
Las Vegas Valley Water District,
Series A (GO)
4.00%, 12/01/31 (c) 250 245,593
Underline
New York : 27.0%
City of New York, Series B-1
(GO)
5.00%, 10/01/27 (c) 250 266,260
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/26 (c) 500 516,432
Long Island Power Authority,
Electric System, Series C (RB)
5.25%, 09/01/29 255 290,445
Metropolitan Transportation
Authority, Series B (RB)
4.25%, 07/31/23 (c) 240 238,681

VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
New York (continued)
4.25%, 07/31/23 (c) $ 330 $ 326,836
Nassau County Interim Finance
Authority, Public Benefit
Corp., Series A (RB)
5.00%, 11/15/24 250 255,952
New York City Municipal Water
Finance Authority, Water &
Sewer System, Series GG (RB)
5.00%, 06/15/25 (c) 400 409,668
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 12/15/31 (c) 250 246,331
New York City Transitional
Finance Authority Future Tax,
Series B-1 (RB)
5.00%, 08/01/24 (c) 300 302,783
New York City Transitional
Finance Authority Future Tax,
Series E-1 (RB)
5.00%, 02/01/25 (c) 250 253,573
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 01/01/27 (c) 250 262,129
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/25 (c) 250 256,796
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/27 (c) 275 290,670
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
5.00%, 09/15/30 (c) 250 272,306
Port Authority of New York &
New Jersey (RB)
5.00%, 11/15/27 (c) 500 516,916
Triborough Bridge & Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 11/15/31 (c) 250 244,873
4,950,651
North Carolina : 1.6%
University of North Carolina,
Hospitals at Chapel Hill (RB)
5.00%, 02/01/45 265 297,559
Underline
Ohio : 1.3%
County of Franklin, Hospital
Facilities, Series A (RB) (XLCA)
4.00%, 05/15/28 (c) 250 241,613
Underline
Oregon : 1.4%
Oregon State, Department of
Administrative Services, State
Lottery, Series D (RB)
5.00%, 04/01/25 (c) 250 257,285
Underline
Par
(000’s) Value
Pennsylvania : 4.6%
Commonwealth of
Pennsylvania, 2nd Series (GO)
(AGM)
4.00%, 08/15/25 (c) $ 250 $ 252,824
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/31 (c) 250 243,397
5.00%, 06/01/31 (c) 330 348,077
844,298
South Dakota : 1.4%
South Dakota Housing
Development Authority,
Series A (RB)
4.55%, 11/01/31 (c) 250 250,535
Underline
Washington : 6.9%
City of Seattle, City Light
Department, Series A (RB)
4.00%, 07/01/31 (c) 250 241,035
King County, Washington Public
Hospital District No. 1 (GO)
5.00%, 12/01/26 (c) 250 260,284
King County, Washington
School District No. 414 (GO)
(SBG)
4.00%, 06/01/26 (c) 250 256,015
Port of Seattle, First Lien
5.00%, 09/01/24 250 253,482
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/24 (c) 250 252,329
1,263,145
Wisconsin : 2.9%
State of Wisconsin, Department
of Transportation (RB)
5.00%, 07/01/27 (c) 265 283,240
Wisconsin Health & Educational
Facilities Authority, Aspipus ,
Inc. (RB)
4.00%, 08/31/23 (c) 250 249,570
532,810
Total Municipal Bonds: 97.6%
(Cost: $19,020,114) 17,890,364
Other assets less liabilities: 2.4% 434,366
NET ASSETS: 100.0% $ 18,324,730

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
Summary of Investments by Sector
% of
Investments Value
State GO 16.6% $ 2,978,493
Tax 15.0 2,684,946
Local GO 13.5 2,411,182
Hospitals 10.0 1,786,503
Transportation 7.5 1,335,914
Water & Sewer 6.6 1,177,086
Education 6.4 1,148,542
Power 5.9 1,047,913
Airport 5.0 894,823
Toll & Turnpike 3.3 591,474
Refunded 3.2 566,285
Leasing COPS & Appropriations 2.8 503,360
Misc 1.4 257,285
Utilities - Other 1.4 256,023
Single Family Housing 1.4 250,535
100.0% $ 17,890,364